REDEEMABLE NON-CONTROLLING INTERESTS (Details Narrative) - CNY (¥) ¥ in Millions	1 Months Ended			6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Jun. 30, 2025
Uxin Anhui [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from related party debt		¥ 66.7
Precentage of related party contribution		66.70%
Wuhan Junshan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from related party debt		¥ 33.3		¥ 14.0
Precentage of related party contribution		33.30%
Hefei Construction Investment North City Industrial Investment Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment	¥ 127.7		¥ 147.1
Investment subscription percent	8.40%		12.02%
Uxin Wuhan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment subscription percent		33.30%
Uxin Hefei [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Lease term				10 years